Warrants - Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	4 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended
	Dec. 31, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2021	Sep. 02, 2021
Class of Warrant or Right [Line Items]
Change in fair value of warrants		$ 0	$ 0	$ (2,629)
Public Warrants
Class of Warrant or Right [Line Items]
Number of warrants to purchase common stock (in shares)	1			1
Exercise price (in dollars per share)	$ 11.50			$ 11.50
Redemption price (in dollars per share)	0.01			$ 0.01
Written notice of redemption period				30 days
Stock price trigger (in dollars per share)	$ 18.00			$ 18.00
Threshold trading days				20 days
Threshold trading day period				30 days
Business days prior to the notice of redemption				3 days
Warrants outstanding (in shares)	8,188,811			8,188,811
Private Warrants
Class of Warrant or Right [Line Items]
Exercise price (in dollars per share)	$ 2.47			$ 2.47	$ 2.81
Warrants outstanding (in shares)	7,732,168			7,732,168
Change in fair value of warrants	$ (2,600)